CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 636,052	$ 89,586	¥ 819,911
Restricted Cash	33,901	4,775	22
Short-term investments (including available-for-sale debt securities of RMB1,512,953 and RMB1,766,577 as of December 31, 2022 and 2023, respectively)	2,253,910	317,457	2,923,864
Inventory, net	24,596	3,464	22,783
Prepaid expenses and other current assets	638,248	89,895	399,897
Total current assets	3,586,707	505,177	4,166,477
Non-current assets
Operating lease right-of-use assets	189,662	26,713	83,663
Property, equipment and software, net	533,531	75,146	552,032
Intangible assets	16,227	2,285	18,932
Land use rights	26,568	3,742	27,373
Long-term investments (including available-for-sale debt securities of nil and RMB928,200 as of December 31, 2022 and 2023, respectively)	1,029,632	145,021	0
Goodwill	331	47	331
Deferred tax assets	11,312	1,593	15,679
Rental deposit	17,742	2,499	9,502
Other non-current assets	1,597	225	2,186
TOTAL ASSETS	5,413,309	762,448	4,876,175
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB367,477 and RMB484,222 as of December 31, 2022 and 2023, respectively)	805,032	113,386	662,189
Deferred revenue, current portion of the consolidated VIE without recourse to the Group	1,113,480	156,830	906,914
Operating lease liabilities, current portion (including current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB21,281 and RMB34,401 as of December 31, 2022 and 2023, respectively)	50,494	7,112	38,326
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Group of RMB260 and RMB4,210 as of December 31, 2022 and December 31, 2023,respectively)	4,278	603	1,793
Total current liabilities	1,973,284	277,931	1,609,222
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	124,141	17,485	52,419
Operating lease liabilities, non-current portion (including non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB17,457 and RMB121,277 as of December 31, 2022 and 2023, respectively)	137,652	19,388	44,198
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE without recourse to the Group of RMB74,341 and RMB71,850 as of December 31,2022 and December 31, 2023, respectively)	71,967	10,136	74,507
TOTAL LIABILITIES	2,307,044	324,940	1,780,346
SHAREHOLDERS' EQUITY
Treasury stock, at cost	(85,178)	(11,997)
Additional paid-in capital	7,987,957	1,125,080	7,915,899
Accumulated other comprehensive loss	(33,209)	(4,677)	(64,062)
Statutory reserves	50,225	7,074	40,380
Accumulated deficit	(4,813,646)	(677,988)	(4,796,503)
TOTAL SHAREHOLDERS' EQUITY	3,106,265	437,508	3,095,829
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,413,309	762,448	4,876,175
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	68	10	67
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 48	$ 6	¥ 48